Share capital - Share premium (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share capital
Share premium	$ 354,179,329	$ 353,883,768
Costs attributable to the issuance of shares in connection with the business combination		(8,467,766)	$ (8,467,766)
Fair value of shares earnouts	(75,550,455)	(75,550,455)
Share premium excluding issuance costs and fair value of earn out shares	311,548,404	311,548,404
Issuance of shares to Swvl Inc. shareholders
Share capital
Share premium	88,873,188	88,873,188
Conversion of convertible notes
Share capital
Share premium	145,952,505	145,952,505
Issuance of shares to PIPE investors
Share capital
Share premium	39,663,603	39,663,603
Recapitalization costs
Share capital
Share premium	121,077,329	121,077,329
Issuance of shares in the normal course of business
Share capital
Share premium	$ 42,630,925	$ 42,335,364